Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Entity Registrant Name	Sea Limited
Entity Central Index Key	0001703399
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38237
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Fusionopolis Place, #17-10
Entity Address, City or Town	Galaxis
Entity Address, Country	SG
Entity Address, Postal Zip Code	138522
Title of 12(b) Security	American Depositary Shares, each representing one Class A ordinary share
Trading Symbol	SE
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1 Fusionopolis Place, #17-10
Entity Address, City or Town	Galaxis
Entity Address, Country	SG
Entity Address, Postal Zip Code	138522
Contact Personnel Name	Yanjun Wang, Esq.
Contact Personnel Email Address	secnotice@sea.com
City Area Code	65
Local Phone Number	6270-8100
Class A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	359,755,767
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	152,175,703